FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05569
                                   ---------

                            FRANKLIN UNIVERSAL TRUST
                            ------------------------
               (Exact name of registrant as specified in charter)

                 ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
               (Address of principal executive offices) (Zip code)

          CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
          -------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000
                                                     ------------

Date of fiscal year end:  8/31
                          ----

Date of reporting period: 11/30/05
                          --------



Item 1. Schedule of Investments.


FRANKLIN UNIVERSAL TRUST

QUARTERLY STATEMENT OF INVESTMENTS
NOVEMBER 30, 2005

--------------------------------------------------------------------------------

CONTENTS

Statement of Investments ...................................................   3
Notes to Statement of Investments ..........................................   8

                                   [LOGO](R)
                               FRANKLIN TEMPLETON
                                  INVESTMENTS

                      FRANKLIN o Templeton o Mutual Series


                                          Quarterly Statement of Investments | 1
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

FRANKLIN UNIVERSAL TRUST

STATEMENT OF INVESTMENTS, NOVEMBER 30, 2005 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                      COUNTRY           SHARES            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
            COMMON STOCKS 34.0%
            NON-ENERGY MINERALS 1.1%
            AngloGold Ashanti Ltd., ADR ........................................    South Africa        30,446        $   1,282,081
            Barrick Gold Corp. .................................................       Canada           35,800              952,638
                                                                                                                      -------------
                                                                                                                          2,234,719
                                                                                                                      -------------
            PRODUCER MANUFACTURING 0.0%(a)
        (b) Harvard Industries Inc. ............................................   United States       109,618                1,096
    (b),(c) VS Holdings ........................................................   United States       181,875                   --
                                                                                                                      -------------
                                                                                                                              1,096
                                                                                                                      -------------
            UTILITIES 32.9%
            Alliant Energy Corp. ...............................................   United States        95,000            2,693,250
            Ameren Corp. .......................................................   United States        40,000            2,098,400
            American Electric Power Co. Inc. ...................................   United States        30,000            1,096,200
            Atmos Energy Corp. .................................................   United States        85,000            2,258,450
            CenterPoint Energy Inc. ............................................   United States       139,200            1,840,224
            Cinergy Corp. ......................................................   United States        55,000            2,259,400
            Dominion Resources Inc. ............................................   United States        70,000            5,316,500
            DTE Energy Co. .....................................................   United States        45,000            1,963,800
            Edison International ...............................................   United States        65,000            2,932,800
            Energy East Corp. ..................................................   United States        42,000              984,900
            Entergy Corp. ......................................................   United States        28,000            1,960,000
            Exelon Corp. .......................................................   United States       104,000            5,412,160
            FirstEnergy Corp. ..................................................   United States        75,000            3,522,000
            FPL Group Inc. .....................................................   United States       140,000            5,934,600
            NiSource Inc. ......................................................   United States        80,000            1,722,400
            ONEOK Inc. .........................................................   United States        22,600              619,918
            Pepco Holdings Inc. ................................................   United States        68,000            1,473,560
            Pinnacle West Capital Corp. ........................................   United States        76,000            3,153,240
            Progress Energy Inc. ...............................................   United States        70,000            3,134,600
            Public Service Enterprise Group Inc. ...............................   United States        47,250            2,963,520
            The Southern Co. ...................................................   United States       170,000            5,900,700
            TXU Corp. ..........................................................   United States        39,600            4,064,148
                                                                                                                      -------------
                                                                                                                         63,304,770
                                                                                                                      -------------
            TOTAL COMMON STOCKS (COST $45,337,494) .............................                                         65,540,585
                                                                                                                      -------------
            PREFERRED STOCKS 1.0%
            PROCESS INDUSTRIES 0.0%(a)
(c),(d),(e) Asia Pulp & Paper Co. Ltd., 12.00%, pfd., Perpetual ................     Indonesia       4,000,000               45,200
                                                                                                                      -------------
            UTILITIES 1.0%
            Heco Capital Trust III, 6.50%, pfd. ................................   United States        75,000            1,930,125
                                                                                                                      -------------
            TOTAL PREFERRED STOCKS (COST $5,875,000) ...........................                                          1,975,325
                                                                                                                      -------------


                                          Quarterly Statement of Investments | 3

FRANKLIN UNIVERSAL TRUST

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                     PRINCIPAL
                                                                                      COUNTRY        AMOUNT(f)            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
            CORPORATE BONDS 88.4%
            COMMERCIAL SERVICES 2.8%
            Corrections Corp. of America, senior note, 7.50%, 5/01/11 ..........   United States     2,300,000        $   2,403,500
            Johnsondiversey Inc., senior sub. note, B, 9.625%, 5/15/12 .........   United States     3,000,000            3,015,000
                                                                                                                      -------------
                                                                                                                          5,418,500
                                                                                                                      -------------
            COMMUNICATIONS 11.1%
            Dobson Cellular Systems Inc., senior secured note, 9.875%,
              11/01/12 .........................................................   United States     1,900,000            2,113,750
            Inmarsat Finance PLC, senior note, 7.625%, 6/30/12 .................   United Kingdom      645,000              659,512
            Inmarsat Finance II PLC, senior note, zero cpn. to 11/15/08,
              10.375% thereafter, 11/15/12 .....................................   United Kingdom    2,700,000            2,214,000
        (g) Intelsat Bermuda Ltd., senior note, 144A, 8.25%, 1/15/13 ...........      Bermuda        2,900,000            2,914,500
            Millicom International Cellular SA, senior note, 10.00%, 12/01/13 ..     Luxembourg      2,300,000            2,389,125
            Qwest Communications International Inc. senior note,
                  7.50%, 2/15/14 ...............................................   United States     2,000,000            2,030,000
              (g) 144A, 7.50%, 2/15/14 .........................................   United States       500,000              507,500
            Rogers Wireless Inc., senior secured note, 7.25%, 12/15/12 .........       Canada        2,500,000            2,640,625
            Time Warner Telecom Holdings Inc., senior note, 9.25%, 2/15/14 .....   United States     3,000,000            3,120,000
        (g) Wind Acquisition Fin SA, senior note, 144A, 10.75%, 12/01/15 .......       Italy         2,700,000            2,821,500
                                                                                                                      -------------
                                                                                                                         21,410,512
                                                                                                                      -------------
            CONSUMER DURABLES 6.2%
            D.R. Horton Inc., senior note, 8.50%, 4/15/12 ......................   United States     3,000,000            3,222,990
            General Motors Acceptance Corp., 6.875%, 8/28/12 ...................   United States     2,200,000            1,994,725
            General Motors Corp., senior deb., 8.25%, 7/15/23 ..................   United States     1,000,000              672,500
            Jostens IH Corp., senior sub. note, 7.625%, 10/01/12 ...............   United States     1,400,000            1,396,500
            Simmons Co., senior sub. note, 7.875%, 1/15/14 .....................   United States     2,100,000            1,911,000
            William Lyon Homes Inc., senior note, 7.625%, 12/15/12 .............   United States     3,000,000            2,670,000
                                                                                                                      -------------
                                                                                                                         11,867,715
                                                                                                                      -------------
            CONSUMER NON-DURABLES 3.0%
            Smithfield Foods Inc. senior note,
                  7.00%, 8/01/11 ...............................................   United States     2,000,000            2,047,500
                  7.75%, 5/15/13 ...............................................   United States     1,000,000            1,065,000
            Spectrum Brands Inc., senior sub. note, 7.375%, 2/01/15 ............   United States     3,000,000            2,610,000
                                                                                                                      -------------
                                                                                                                          5,722,500
                                                                                                                      -------------
            CONSUMER SERVICES 14.3%
            AMC Entertainment Inc., senior note, B, 8.625%, 8/15/12 ............   United States     1,900,000            1,980,750
    (c),(d) Atherton Franchise Capital, 13.073%, 12/01/08 ......................   United States       733,436               22,003
            Cablevision Systems Corp., senior note, B, 8.00%, 4/15/12 ..........   United States     2,900,000            2,784,000
        (d) Century Communications Corp., senior disc. note, B, zero cpn.,
              1/15/08 ..........................................................   United States     3,000,000            1,725,000
            CCH II LLC, senior note, 10.25%, 9/15/10 ...........................   United States     2,500,000            2,500,000
            Dex Media West LLC, senior sub. note, 9.875%, 8/15/13 ..............   United States     2,342,000            2,602,548
            DIRECTV Holdings LLC, senior note,
                  8.375%, 3/15/13 ..............................................   United States     1,283,000            1,398,470
                  6.375%, 6/15/15 ..............................................   United States     1,700,000            1,676,625
            Emmis Operating Co., senior sub. note, 6.875%, 5/15/12 .............   United States     2,700,000            2,676,375
            Liberty Media Corp., senior note, 5.70%, 5/15/13 ...................   United States     3,000,000            2,751,249


4 | Quarterly Statement of Investments

FRANKLIN UNIVERSAL TRUST

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                     PRINCIPAL
                                                                                      COUNTRY        AMOUNT(f)            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
            CORPORATE BONDS (CONT.)
            CONSUMER SERVICES (CONT.)
            Pinnacle Entertainment Inc., senior sub. note, 8.75%, 10/01/13 .....   United States       800,000        $     848,000
            Radio One Inc., senior sub. note, 6.375%, 2/15/13 ..................   United States     1,200,000            1,164,000
            Royal Caribbean Cruises Ltd., senior note,
                  8.00%, 5/15/10 ...............................................   United States     1,200,000            1,309,500
                  6.875%, 12/01/13 .............................................   United States       800,000              844,000
            Station Casinos Inc.,
                  senior note, 6.00%, 4/01/12 ..................................   United States       500,000              501,250
                  senior sub. note, 6.50%, 2/01/14 .............................   United States       300,000              303,000
                  senior sub. note, 6.875%, 3/01/16 ............................   United States     2,200,000            2,244,000
            Young Broadcasting Inc., senior sub. note, 8.75%, 1/15/14 ..........   United States       300,000              264,750
                                                                                                                      -------------
                                                                                                                         27,595,520
                                                                                                                      -------------
            ELECTRONIC TECHNOLOGY 3.2%
            Flextronics International Ltd., senior sub. note, 6.50%, 5/15/13 ...     Singapore       1,500,000            1,522,500
        (g) L-3 Communications Corp., senior sub. note, 144A, 6.375%,
              10/15/15 .........................................................   United States     2,800,000            2,772,000
            Sanmina-SCI Corp., senior sub. note, 6.75%, 3/01/13 ................   United States     2,000,000            1,915,000
                                                                                                                      -------------
                                                                                                                          6,209,500
                                                                                                                      -------------
            ENERGY MINERALS 5.2%
            Chesapeake Energy Corp., senior note, 6.25%, 1/15/18 ...............   United States     3,000,000            2,887,500
            Foundation PA Coal Co., senior note, 7.25%, 8/01/14 ................   United States     1,700,000            1,742,500
        (g) Markwest Energy Partners LP, senior note, 144A, 6.875%, 11/01/14 ...   United States     1,800,000            1,656,000
            Plains Exploration & Production Co., senior note, 7.125%, 6/15/14 ..   United States     1,700,000            1,751,000
        (g) Pogo Producing Co., senior sub. note, 144A, 6.875%, 10/01/17 .......   United States     2,000,000            1,960,000
                                                                                                                      -------------
                                                                                                                          9,997,000
                                                                                                                      -------------
            HEALTH SERVICES 4.7%
            Davita Inc., senior sub. note, 7.25%, 3/15/15 ......................   United States     3,000,000            3,078,750
            Tenet Healthcare Corp., senior note, 7.375%, 2/01/13 ...............   United States     3,000,000            2,745,000
            Vanguard Health Holding Co. II LLC, senior sub. note, 9.00%,
              10/01/14 .........................................................   United States     3,000,000            3,180,000
                                                                                                                      -------------
                                                                                                                          9,003,750
                                                                                                                      -------------
            HEALTH TECHNOLOGY 1.5%
            Bio-Rad Laboratories Inc., senior sub. note, 6.125%, 12/15/14 ......   United States     3,000,000            2,962,500
                                                                                                                      -------------
            INDUSTRIAL SERVICES 3.6%
            Allied Waste North America Inc. senior secured note,
                  6.50%, 11/15/10 ..............................................   United States     2,100,000            2,089,500
                  B, 5.75%, 2/15/11 ............................................   United States       900,000              861,750
        (g) Grant Prideco Inc., senior note, 144A, 6.125%, 8/15/15 .............   United States       800,000              796,000
            Hanover Equipment Trust 01, senior secured note, B, 8.75%,
              9/01/11 ..........................................................   United States     3,000,000            3,180,000
                                                                                                                      -------------
                                                                                                                          6,927,250
                                                                                                                      -------------
            NON-ENERGY MINERALS 1.9%
            Ispat Inland ULC, senior secured note, 9.75%, 4/01/14 ..............   United States     1,863,000            2,099,228
        (g) Novelis Inc., senior note, 144A, 7.25%, 2/15/15 ....................       Canada        1,700,000            1,598,000
                                                                                                                      -------------
                                                                                                                          3,697,228
                                                                                                                      -------------


                                          Quarterly Statement of Investments | 5

FRANKLIN UNIVERSAL TRUST

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                     PRINCIPAL
                                                                                      COUNTRY        AMOUNT(f)            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
            CORPORATE BONDS (CONT.)
            PROCESS INDUSTRIES 10.6%
            Abitibi-Consolidated Co. of Canada, senior note, 8.375%, 4/01/15 ...       Canada        3,000,000        $   2,917,500
            BCP Crystal Holdings Corp., senior sub. note, 9.625%, 6/15/14 ......   United States     1,785,000            1,988,044
        (g) Crown Americas Inc., senior note, 144A, 7.75%, 11/15/15 ............   United States     3,000,000            3,075,000
            Georgia-Pacific Corp., senior note, 8.00%, 1/15/24 .................   United States     2,000,000            1,935,000
            JSG Funding PLC, senior sub. note, 7.75%, 4/01/15 ..................      Ireland        3,000,000            2,475,000
            Nalco Co., senior sub. note, 8.875%, 11/15/13 ......................   United States     2,000,000            2,085,000
            Owens-Brockway Glass Container Inc., senior note, 6.75%, 12/01/14 ..   United States     2,000,000            1,925,000
(b),(c),(e) Pindo Deli Finance Mauritius Ltd., 144A,
              (h) FRN, 5.248%, 4/29/15 .........................................     Indonesia         339,219               79,411
              (h) FRN, 5.248%, 4/29/18 .........................................     Indonesia         882,036              206,485
                  zero cpn., 4/29/25 ...........................................     Indonesia       1,822,397              426,623
            Rhodia SA, senior note, 10.25%, 6/01/10 ............................       France        3,000,000            3,307,500
                                                                                                                      -------------
                                                                                                                         20,420,563
                                                                                                                      -------------
            PRODUCER MANUFACTURING 6.4%
            Case New Holland Inc., senior note, 9.25%, 8/01/11 .................   United States     3,000,000            3,195,000
            Fimep SA, senior note, 10.50%, 2/15/13 .............................       France        2,000,000            2,272,500
        (g) Invensys PLC, senior note, 144A, 9.875%, 3/15/11 ...................   United Kingdom    1,800,000            1,773,000
            Milacron Escrow Corp., senior secured note, 11.50%, 5/15/11 ........   United States     1,500,000            1,297,500
        (g) Nell AF Sarl, senior note, 144A, 8.375%, 8/15/15 ...................     Luxembourg      1,200,000            1,182,000
            Nortek Inc., senior sub. note, 8.50%, 9/01/14 ......................   United States       800,000              772,000
            TRW Automotive Inc., senior note, 9.375%, 2/15/13 ..................   United States     1,701,000            1,841,332
                                                                                                                      -------------
                                                                                                                         12,333,332
                                                                                                                      -------------
            REAL ESTATE INVESTMENT TRUSTS 1.6%
            Host Marriott LP senior note,
                  O, 6.375%, 3/15/15 ...........................................   United States       500,000              498,750
                  M, 7.00%, 8/15/12 ............................................   United States     2,500,000            2,590,625
                                                                                                                      -------------
                                                                                                                          3,089,375
                                                                                                                      -------------
            RETAIL TRADE 2.8%
        (g) GSC Holdings Corp., senior note, 144A, 8.00%, 10/01/12 .............   United States     2,600,000            2,522,000
        (g) Rite Aid Corp., senior note, 144A, 6.125%, 12/15/08 ................   United States     3,000,000            2,820,000
                                                                                                                      -------------
                                                                                                                          5,342,000
                                                                                                                      -------------
            TECHNOLOGY SERVICES 2.7%
        (d) PSINet Inc.,
                  10.50%, 12/01/06 .............................................   United States       700,000                  875
                  senior note, 11.00%, 8/01/09 .................................   United States     3,250,000                4,063
        (g) SunGard Data Systems Inc.,
                  senior note, 144A, 9.125%, 8/15/13 ...........................   United States       900,000              936,000
                  senior sub. note, 144A, 10.25%, 8/15/15 ......................   United States       900,000              913,500
            UGS Corp., senior sub. note, 10.00%, 6/01/12 .......................   United States     3,000,000            3,285,000
                                                                                                                      -------------
                                                                                                                          5,139,438
                                                                                                                      -------------
            TRANSPORTATION 0.6%
            Great Lakes Dredge & Dock Co., senior sub. note, 7.75%, 12/15/13 ...   United States     1,200,000            1,065,000
                                                                                                                      -------------


6 | Quarterly Statement of Investments

FRANKLIN UNIVERSAL TRUST

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                     PRINCIPAL
                                                                                      COUNTRY        AMOUNT(f)            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
            CORPORATE BONDS (CONT.)
            UTILITIES 6.2%
            Aquila Inc., senior note, 14.875%, 7/01/12 .........................   United States     2,000,000        $   2,690,000
(e),(g),(j) Calpine Corp., senior secured note, 144A, 8.75%, 7/15/13 ...........   United States     2,500,000            1,887,500
            Dynegy Holdings Inc., senior note, 8.75%, 2/15/12 ..................   United States     2,600,000            2,782,000
            Midwest Generation LLC, senior secured note, 8.75%, 5/01/34 ........   United States     3,000,000            3,322,500
        (g) Texas Genco LLC, senior note, 144A, 6.875%, 12/15/14 ...............   United States     1,200,000            1,290,000
                                                                                                                      -------------
                                                                                                                         11,972,000
                                                                                                                      -------------
            TOTAL CORPORATE BONDS (COST $171,692,973) ..........................                                        170,173,683
                                                                                                                      -------------
            FOREIGN GOVERNMENT AND AGENCY SECURITIES 3.2%
            Eskom, E168, 11.00%, 6/01/08 .......................................    South Africa     4,350,000 ZAR          718,959
            Government of Mexico, 11.375%, 9/15/16 .............................       Mexico        2,750,000            4,060,513
            Government of Russia, 3.00%, 5/14/06 ...............................       Russia        1,300,000            1,287,000
                                                                                                                      -------------
            TOTAL FOREIGN GOVERNMENT AND AGENCY SECURITIES
              (COST $5,303,889) ................................................                                          6,066,472
                                                                                                                      -------------
            TOTAL LONG TERM INVESTMENTS (COST $228,209,356) ....................                                        243,756,065
                                                                                                                      -------------

                                                                                                     ---------
                                                                                                        SHARES
                                                                                                     ---------
            SHORT TERM INVESTMENT (COST $497,384) 0.3%
            MONEY FUND 0.3%
        (i) Franklin Institutional Fiduciary Trust Money Market Portfolio ......   United States       497,384              497,384
                                                                                                                      -------------
            TOTAL INVESTMENTS (COST $228,706,740) 126.9% .......................                                        244,253,449
            NOTES PAYABLE (28.6)% ..............................................                                        (55,000,000)
            OTHER ASSETS, LESS LIABILITIES 1.7% ................................                                          3,248,979
                                                                                                                      -------------
            NET ASSETS 100.0% ..................................................                                      $ 192,502,428
                                                                                                                      =============

CURRENCY ABBREVIATIONS

ZAR - South African Rand

SELECTED PORTFOLIO ABBREVIATIONS

ADR - American Depository Receipt
FRN - Floating Rate Note

(a) Rounds to less than 0.05% of net assets.

(b) Non-income producing.

(c) See Note 2 regarding restricted and illiquid securities.

(d) Defaulted security.

(e) See Note 3 regarding other considerations.

(f) The principal amount is stated in U.S. dollars unless otherwise indicated.

(g) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under the guidelines approved by the Fund's Board of Trustees. At November 30, 2005, the value of these securities was $31,424,500, representing 16.32% of net assets.

(h) The coupon rate shown represents the rate at period end.

(i) The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager.

(j) Subsequent to November 30, 2005, the security defaulted.


 Quarterly Statement of Investments | See Notes to Statement of Investments. | 7

FRANKLIN UNIVERSAL TRUST

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Universal Trust (the Fund) is registered under the Investment Company Act of 1940 as a diversified, closed-end investment company.

1. INCOME TAXES

At November 30, 2005, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments ...........................................   $ 228,892,309
                                                                  =============
Unrealized appreciation .......................................   $  31,710,656
Unrealized depreciation .......................................     (16,349,516)
                                                                  -------------
Net unrealized appreciation (depreciation) ....................   $  15,361,140
                                                                  =============

2. RESTRICTED AND ILLIQUID SECURITIES

At November 30, 2005, the Fund held investments in restricted and illiquid securities, valued in accordance with procedures approved by the Fund's Board of Trustees as reflecting fair value, as follows:

---------------------------------------------------------------------------------------------------------
    SHARES/                                                        ACQUISITION
PRINCIPAL AMOUNT   ISSUER                                              DATE          COST          VALUE
---------------------------------------------------------------------------------------------------------
   4,000,000       Asia Pulp & Paper Co. Ltd., 12.00%, pfd.,
                    Perpetual ..................................      2/14/97     $4,000,000     $ 45,200
     733,436       Atherton Franchise Capital, 13.073%,
                    12/01/08 ...................................      4/28/94        733,436       22,003
     339,219       Pindo Deli Finance Mauritius Ltd., 144A, FRN,
                    5.248%, 4/29/15 ............................      4/29/05         78,821       79,411
     882,036       Pindo Deli Finance Mauritius Ltd., 144A, FRN,
                    5.248%, 4/29/18 ............................      4/29/05        204,950      206,485
   1,822,397       Pindo Deli Finance Mauritius Ltd., 144A,
                    zero cpn., 4/29/25 .........................      4/29/05        423,452      426,623
     181,875       VS Holdings .................................     12/06/01        181,875           --
                                                                                                 --------
                   TOTAL RESTRICTED AND ILLIQUID SECURITIES (0.41% of Net Assets) ..........     $779,722
                                                                                                 ========


8 | Quarterly Statement of Investments

FRANKLIN UNIVERSAL TRUST

3. OTHER CONSIDERATIONS

Subject to certain terms and conditions, the Fund has agreed to sell its holdings in Asia Pulp & Paper Co. Ltd. and Pindo Deli Finance Mauritius Ltd. in November 2006. Until completion of the sale, the transaction is being accounted for as a secured borrowing with a pledge of collateral and any preliminary sales proceeds or other interest and cash distributions received are deferred until the completion of the transaction and are recorded as part of the net sales proceeds.

Directors or employees of Advisers, as the Fund's Investment Manager, may serve as members of various bondholders' steering committees, on credit committees, or may represent the Fund in certain corporate restructuring negotiations. At January 6, 2006, such individuals serve in one or more of these capacities for Calpine Corp. As a result of this involvement, such individuals may be in possession of certain material non-public information. If the Fund's Investment Manager, while in possession of such information, seeks to sell any of its holdings in these securities it will comply with all applicable federal securities laws.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.


                                          Quarterly Statement of Investments | 9



Item 2. Controls and Procedures.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.


Item 3. Exhibits.

(A) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKILN UNIVERSAL TRUST

By    /S/ JIMMY D. GAMBILL
      -----------------------
      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date  January 23, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By    /S/ JIMMY D. GAMBILL
      -----------------------
      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date  January 23, 2006


By    /S/ GALEN G. VETTER
      -----------------------
      Galen G. Vetter
      Chief Financial Officer
Date  January 23, 2006






                                   EXHIBIT A



I, Jimmy D. Gambill, certify that:

      1. I have reviewed this report on Form N-Q of FRANKLIN UNIVERSAL TRUST;

      2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

      3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

      4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

      (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

      (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

      (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

      5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

January 23, 2006


/S/JIMMY D. GAMBILL
----------------------
Jimmy D. Gambill
Chief Executive Officer - Finance and Administration





I, Galen G. Vetter, certify that:

      1. I have reviewed this report on Form N-Q of FRANKLIN UNIVERSAL TRUST;

      2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

      3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

      4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

      (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

      (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

      (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

      5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

January 23, 2006


/S/GALEN G. VETTER
-----------------------
Galen G. Vetter
Chief Financial Officer